Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 636	$ 215	$ 159
Merchant processing contracts
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	31	38	45
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	481	53	15
Trust relationships
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	10	12	10
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 114	$ 112	$ 89